Prepaid Expenses (Tables)	6 Months Ended
Mar. 31, 2026
Prepaid Expenses
Schedule of Prepaid Expenses

As of March 31, 2026 and September 30, 2025, prepaid expenses, consisted of the following:

	As of
	March 31, 2026	September 30, 2025

Prepaid expenses	$4,136,815	$3,856,570
Less: amounts classified as non-current assets	(2,919,598)	(2,881,173)
Amounts classified as current assets	$1,217,217	$975,397

Schedule of Estimated Aggregate Expense	The estimated aggregate expense for the next five fiscal years is as follows:
As of March 31,	Estimated Expense
2027	$1,217,217
2028	1,036,329
2029	922,651
2030	717,166
2031	243,452
$4,136,815